Business Segment Information (Information On Operations By Segment) (Details) - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017
Disclosure of operating segments [line items]
Revenue		$ 5,239	$ 4,882
Operating income before restructuring costs and amortization		2,089	1,997
Restructuring costs	[1]	(446)	(54)
Amortization	[1]	(1,012)	(944)
Operating income from continuing operations		631	999
Interest		248	267
Current income tax expense		137	142
Operating segments
Disclosure of operating segments [line items]
Revenue		5,243	4,885
Current income tax expense		166	174
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue		(4)	(3)
Other/Non-Operating [Member]
Disclosure of operating segments [line items]
Current income tax expense		(29)	(32)
Wireline [Member]
Disclosure of operating segments [line items]
Operating income before restructuring costs and amortization		1,913	1,864
Wireline [Member] | Operating segments
Disclosure of operating segments [line items]
Revenue		4,292	4,280
Wireless [Member]
Disclosure of operating segments [line items]
Operating income before restructuring costs and amortization		176	133
Wireless: Service [Member] | Operating segments
Disclosure of operating segments [line items]
Revenue		595	482
Wireless: Equipment [Member] | Operating segments
Disclosure of operating segments [line items]
Revenue		356	123
Reportable segments [member] | Operating segments
Disclosure of operating segments [line items]
Revenue		$ 951	$ 605

[1]	The Company does not report restructuring costs, amortization, interest or cash taxes on a segmented basis.